Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Current	$ 3,965	$ 3,696
Non-current	10,478	13,799
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	11,910	8,810
Increases to existing and new provisions	174	564
Exchange translation	(58)	76
Released during the year	(42)	(157)
Amortisation of discounting impacting net finance costs	554	380
Acquisition of subsidiaries and operations		179
Divestment and demerger of subsidiaries and operations	(4,477)	(81)
Utilisation	(316)	(321)
Exchange variations impacting foreign currency translation reserve	(3)	3
Other movements	62
At the end of the financial year	8,689	11,910
Current	475	591
Non-current	8,214	11,319
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	9,279
Change in estimate	1,579	1,974
Exchange translation	(694)	483
At the end of the financial year	6,198	9,279
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,631
At the end of the financial year	$ 2,491	$ 2,631